Lease liability (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance at Opening	$ 33,799	$ 23,845
Remeasurement / new contracts	2,737	6,805
Payment of principal and interest (*)	(3,853)	(2,862)
Interest expenses	1,118	768
Foreign exchange gains and losses	4,127	(1,854)
Translation adjustment	(4,619)	2,041
Balance at Ending	33,309	28,743
Lease liability, current	7,437	6,209
Lease liability, non current	25,872	22,534
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	6,792	6,020
Remeasurement / new contracts	814	738
Payment of principal and interest (*)	(1,361)	(1,040)
Interest expenses	276	237
Foreign exchange gains and losses	394	(234)
Translation adjustment	(881)	486
Balance at Ending	6,034	6,207
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Balance at Opening	27,007	17,825
Remeasurement / new contracts	1,923	6,067
Payment of principal and interest (*)	(2,492)	(1,822)
Interest expenses	842	531
Foreign exchange gains and losses	3,733	(1,620)
Translation adjustment	(3,738)	1,555
Balance at Ending	$ 27,275	$ 22,536